UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22482

Nuveen Energy MLP Total Return Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	November 30
Date of reporting period:	February 28, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)

Nuveen Energy MLP Total Return Fund  (JMF)

February 28, 2014

Shares/
Units	Description (1)			Value
	LONG-TERM INVESTMENTS - 151.0% (97.9% of Total Investments)
	MASTER LIMITED PARTNERSHIPS & MLP AFFILIATES - 151.0% (97.9% of Total Investments)
	Energy Equipment & Services - 1.2% (0.8% of Total Investments)
320,336	Exterran Partners LP			$ 9,610,080
	Oil, Gas & Consumable Fuels - 149.8% (97.1% of Total Investments)
647,590	Access Midstream Partners LP			36,556,456
181,545	Alliance Holdings GP LP			11,292,099
123,425	Alliance Resource Partners LP			10,634,298
90,081	Arc Logisitics Partners LP			1,815,132
616,604	Atlas Pipeline Partners LP			18,954,407
934,885	Buckeye Partners LP			68,461,629
2,352,805	Crestwood Equity Partners LP			31,551,115
1,796,142	Crestwood Midstream Partners LP			40,215,619
576,005	Crosstex Energy LP			17,792,794
1,267,469	DCP Midstream Partners LP			61,852,487
491,590	Delek Logistics Partners LP			16,615,742
2,754,284	Energy Transfer Equity LP			120,224,496
1,485,804	Enterprise Products Partners LP			99,712,306
465,760	EQT Midstream Partners LP			30,698,242
1,011,215	EV Energy Partners LP			35,473,422
741,252	Genesis Energy LP			40,768,860
341,180	Golar LNG Partners LP			10,307,048
62,889	Kinder Morgan Energy Partners LP			4,670,766
686,853	Kinder Morgan Management LLC, (2)			47,942,339
1,423,355	Kinder Morgan Inc.			45,333,857
32,810	KNOT Offshore Partners LP			941,647
1,069,451	Magellan Midstream Partners LP			72,369,749
801,895	MarkWest Energy Partners LP			51,200,996
135,410	Oiltanking Partners LP			9,371,726
709,615	Oxford Resource Partners LP			837,346
1,638,298	Plains All American Pipeline LP			88,746,603
152,745	QEP Midstream Partners LP			3,264,161
131,850	Rose Rock Midstream LP			5,131,602
754,910	Southcross Energy Partners LP			13,286,416
187,550	Tallgrass Energy Partners LP			5,875,942
511,955	TC PipeLines LP			23,867,342
692,635	Teekay Offshore Partners LP			22,690,723
341,910	Tesoro Logistics LP			20,582,982
49,720	Valero Energy Partners LP			1,839,143
372,575	Western Gas Partners LP			23,580,272
448,690	Western Gas Equity Partners LP			19,284,696
1,809,422	Williams Partners LP			89,765,425
169,715	World Point Terminals LP			3,541,952
	Total Oil, Gas & Consumable Fuels			1,207,051,837
	Total Long-Term Investments (cost $892,605,676)			1,216,661,917

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS - 3.2% (2.1% of Total Investments)
$ 25,886	Repurchase Agreement with State Street Bank, dated 2/28/14, repurchase price $25,886,217, collateralized by $26,435,000 U.S. Treasury Bills, 0.000%, due 11/13/14, value $26,408,565	0.000%	3/03/14	$ 25,886,217
	Total Short-Term Investments (cost $25,886,217)			25,886,217
	Total Investments (cost $918,491,893) - 154.2%			1,242,548,134
	Borrowings - (35.1)% (3), (4)			(283,000,000)
	Other Assets Less Liabilities - (19.1)% (5)			(153,506,829)
	Net Assets - 100%			$ 806,041,305

Investments in Derivatives as of February 28, 2014

Interest Rate Swaps outstanding:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive		Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date (6)	Date	(Depreciation) (5)
JP Morgan	$ 96,375,000	Receive	1-Month USD-LIBOR	1.498%	Monthly	12/01/14	12/01/18	$ 693,803
JP Morgan	96,375,000	Receive	1-Month USD-LIBOR	1.995	Monthly	12/01/14	12/01/20	1,728,266
	$ 192,750,000							$ 2,422,069

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Master Limited Partnerships & MLP Affiliates	$1,216,661,917	$–	$–	$1,216,661,917
Short-Term Investments:
Repurchase Agreements	–	25,886,217	–	25,886,217
Investments in Derivatives:
Interest Rate Swaps*	–	2,422,069	–	2,422,069
Total	$1,216,661,917	$28,308,286	$–	$1,244,970,203
* Represents net unrealized appreciation (depreciation).
Income Tax Information
As of February 28, 2014, the cost of investments (excluding investments in derivatives) was $920,922,389.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of February 28, 2014, were as follows:

Gross unrealized:
Appreciation				$363,086,734
Depreciation				(41,460,989)

Net unrealized appreciation (depreciation) of investments				$321,625,745

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.
(2)	Distributions are paid in-kind.
(3)	Borrowings as a percentage of Total Investments is 22.8%.
(4)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of the end of the reporting period, investments with a value of $650,987,390 have been pledged as collateral for Borrowings.

(5)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
(6)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each contract.
USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Energy MLP Total Return Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: April 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: April 29, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: April 29, 2014